Vessels, Port Terminal and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$1,600,803	$(185,578)	$1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	1,631,900	(245,174)	1,386,726
Additions	85,699	(63,287)	22,412
Balance December 31, 2013	1,717,599	(308,461)	1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	$1,841,140	$(376,794)	$1,464,346

Port Terminals (Navios Logistics)	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$74,336	$(11,466)	$62,870
Additions	4,153	(2,785)	1,368
Balance December 31, 2012	78,489	(14,251)	64,238
Additions	24,563	(2,853)	21,710
Write-off	(22)	22	—
Balance December 31, 2013	103,030	(17,082)	85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	$106,399	$(20,467)	$85,932

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$340,990	$(58,015)	$282,975
Additions	19,225	(19,383)	(158)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	355,625	(77,398)	278,227
Additions	9,971	(16,384)	(6,413)
Transfers	3,030	—	3,030
Balance December 31, 2013	368,626	(93,782)	274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	$464,966	$(111,137)	$353,829

Other fixed assets	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$10,098	$(3,222)	$6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	12,893	(4,125)	8,768
Additions	2,837	(1,048)	1,789
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	12,700	(5,173)	7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	$13,426	$(6,390)	$7,036

Total	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$2,026,227	$(258,281)	$1,767,946
Additions	128,516	(86,808)	41,708
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	2,078,907	(340,948)	1,737,959
Additions	123,070	(83,572)	39,498
Write-off	(22)	22	—
Balance December 31, 2013	2,201,955	(424,498)	1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143

Deposits for Vessels and Port Terminals Acquisitions
On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,000 deadweight tons (“dwt”) Panamax vessel and one 180,600 dwt Capesize vessel, to be built in Japan. The vessels' acquisition prices are $31,800 and $52,000, respectively, and are scheduled for delivery in the third and fourth quarter of 2015, respectively. During the year ended December 31, 2014, Navios Holdings paid deposits for both vessels totaling $22,112.
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three new pushboats with a purchase price of $7,552 for each pushboat. During the year ended December 31, 2014, Navios Logistics paid $6,920 for the construction of the new pushboats, which are expected to be delivered in the third quarter of 2015.
During the year ended December 31, 2014, Navios Logistics paid $16,305 for dredging works related to the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $1,851 for the year ended December 31, 2014.

Sale of Vessels
On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel to Navios Partners for a cash consideration of $67,500 (see Note 15).
Vessel Acquisitions
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 2011-built 34,690 dwt Handysize vessel and former long-term chartered-in vessel in operation, for a purchase price of $26,117, of which $26,000 was funded through a loan and the remaining amount was paid from existing cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 2012-built 81,472 dwt Panamax vessel from a South Korean shipyard for a purchase price of $37,095, of which $15,645 was paid from existing cash and $21,450 was financed through a loan.
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 2012-built 81,355 dwt Panamax vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid from existing cash and $20,884 was financed through a loan.
On August 26, 2013, September 10, 2013, September 17, 2013 and September 19, 2013, Navios Holdings took delivery of the Navios Galileo (2006-built 76,596 dwt), the Navios Amitie (2005-built 75,395 dwt), the Navios Taurus (2005-built 76,596 dwt) and the Northern Star (2005-built 75,395 dwt) Panamax vessels. The total purchase price for the four vessels was $67,795, of which $27,795 was paid from existing cash and $40,000 was financed through a loan.
On October 25, 2013, Navios Asia took delivery of the N Amalthia, a 2006-built 75,318 dwt Panamax  vessel for a purchase price of $17,904, of which $2,750 was paid from the Company's cash, $3,905 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.
On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt Panamax vessel for a purchase price of $17,634, of which $2,900 was paid from the Company's cash, $3,484 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.
On June 4, 2014, Navios Holdings took delivery of the Navios Gem, a 2014-built 181,336 dwt Capesize vessel for a purchase price of $54,368, of which $24,368 was paid in cash and $30,000 was financed through a loan.
On November 24, 2014, Navios Holdings took delivery of the Navios Ray, a 2012-built 179,515 dwt Capesize vessel for a purchase price of $51,539, of which $20,539 was paid in cash and $31,000 was financed through a loan.
Navios Logistics
On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Ferni H, by extending their duration until June 2016 and amending the purchase price obligations to $9,850 and $9,800, respectively, each at the end of the extended period. As of December 31, 2014, the obligations for these vessels were accounted for as capital leases and the lease payments during each of the the years ended December 31, 2014, 2013 and 2012 for both vessels were $1,399, $1,353 and $1,519, respectively.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which became operational in October 2013. As of December 31, 2014, Navios Logistics had paid $22,516 ($743 of which was paid during the year ended December 31, 2014) and the construction of the new conveyor belt had been completed.
Navios Logistics constructed four new tank barges. Two barges were delivered in October and December 2012 and two were delivered in April and June 2013, with a cost of $1,900 each.
On June 26, 2013, Navios Logistics acquired three pushboats for a total purchase price of $20,250. These pushboats were delivered in the first quarter of 2014. During the year ended December 31, 2013, Navios Logistics had paid $19,766 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. During the year ended December 31, 2014, Navios Logistics paid $3,710, representing the balance of the purchase price and other acquisition costs, including transportation.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total purchase price of $19,080. These barges were delivered in the second quarter of 2014. During the year ended December 31, 2013, Navios Logistics had paid $11,632 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. On October 8, 2013, Navios Logistics exercised the option for the construction of additional 36 dry barges based on the same terms of the initial agreement. These barges were delivered in the third quarter of 2014. During the year ended December 31, 2014, Navios Logistics paid $52,672 for both sets of barges, representing the balance of the purchase price and other acquisition costs, including transportation.
On August 22, 2014, Navios Logistics entered into an agreement for the acquisition of a second-hand bunker vessel, which was delivered to its core fleet in September 2014. As of December 31, 2014, Navios Logistics had paid $5,504, representing full purchase price and other costs, including relocation expenses.